UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

Frontier Funds, Inc.
(Exact name of registrant as specified in charter)

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

Charles S. Thompson II

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Frontier MFG Global Sustainable Fund
Institutional Class | FMSGX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong returns over the 12-month period ended June 30, 2024. Much of the market gains over the past two years have been driven by low starting valuations as well as strong fundamentals, with the economy performing better than anticipated and many portfolio companies delivering substantial revenue and earnings growth over the period underpinned by structural tailwinds such as the shift to the cloud and the emergence of Generative AI.
POSITIONING
Key contributors included Alphabet, Meta and Taiwan Semiconductor (“TMSC”). Alphabet delivered strong returns over the year reflecting earnings growth as improving ad spend resulted in an acceleration in Search revenue and the company carefully managed expenses. Following some early missteps, the company also reassured on its Generative AI roadmap, with leading models and increasing integration of AI features into their services such as Search, Google Cloud Platform, YouTube and Maps. Meta’s performance was driven by strong top-line results throughout the year, owing to growing monetisation of its recommendation feeds and Reels format, heightened demand from Chinese advertisers and improvements in its ad performance (resulting in better advertiser returns). This top-line strength was supported by disciplined cost control. TSMC had a strong year as demand for semiconductors grew, partly reflecting contributions from AI-related chips where the company enjoys a virtual monopoly on leading-edge AI chip manufacturing.
Key detractors included Reckitt Benckiser, Nestlé and Dollar General. Reckitt’s share price experienced a significant impact due to an unexpected jury award in connection with an ongoing lawsuit. Nestlé’s share price has underperformed due to an outage in its vitamins business caused by SAP integration issues that caused the company to lower its 2024 growth outlook. Volume growth has also remained subdued owing to consumer downtrading from inflation. Dollar General was negatively affected by both external and internal factors in the past year. Externally, the absence of government stimulus/support hit its core low-income consumer, and the business faced increasing competition from Walmart, Dollar Tree and Temu. Internally, management made executional missteps that negatively affected store operations and necessitated increased investment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Global Sustainable Fund	PAGE 1	TSR_AR_35908Y773

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/09/2019)
Institutional Class	21.81	9.47
MSCI The World Index Net (USD)	20.19	12.83
Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$28,295,529
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)

Top Sectors	(%)
Consumer Staples	19.1%
Financials	17.4%
Information Technology	16.4%
Consumer Discretionary	14.0%
Communication Services	11.1%
Health Care	8.1%
Real Estate	3.8%
Utilities	3.6%
Industrials	3.1%
Cash & Other	3.4%

Top Issuers	(%)
Microsoft Corp.	7.6%
Nestle SA	6.7%
Amazon.com, Inc.	6.4%
Alphabet, Inc.	6.1%
Booking Holdings, Inc.	4.8%
Taiwan Semiconductor Mfg. Co. Ltd. - ADR	4.8%
Novartis AG	4.2%
SAP SE	4.0%
Meta Platforms, Inc.	3.9%
Intercontinental Exch., Inc.	3.9%

Top Countries	(%)
United States	66.2%
Switzerland	10.9%
United Kingdom	5.7%
Taiwan, Province of China	4.8%
Germany	4.0%
Spain	3.1%
Hong Kong	1.9%
Cash & Other	3.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Global Sustainable Fund	PAGE 2	TSR_AR_35908Y773

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Global Sustainable Fund	PAGE 3	TSR_AR_35908Y773

Frontier MFG Global Sustainable Fund
Service Class | FMSRX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong returns over the 12-month period ended June 30, 2024. Much of the market gains over the past two years have been driven by low starting valuations as well as strong fundamentals, with the economy performing better than anticipated and many portfolio companies delivering substantial revenue and earnings growth over the period underpinned by structural tailwinds such as the shift to the cloud and the emergence of Generative AI.
POSITIONING
Key contributors included Alphabet, Meta and Taiwan Semiconductor (“TMSC”). Alphabet delivered strong returns over the year reflecting earnings growth as improving ad spend resulted in an acceleration in Search revenue and the company carefully managed expenses. Following some early missteps, the company also reassured on its Generative AI roadmap, with leading models and increasing integration of AI features into their services such as Search, Google Cloud Platform, YouTube and Maps. Meta’s performance was driven by strong top-line results throughout the year, owing to growing monetisation of its recommendation feeds and Reels format, heightened demand from Chinese advertisers and improvements in its ad performance (resulting in better advertiser returns). This top-line strength was supported by disciplined cost control. TSMC had a strong year as demand for semiconductors grew, partly reflecting contributions from AI-related chips where the company enjoys a virtual monopoly on leading-edge AI chip manufacturing.
Key detractors included Reckitt Benckiser, Nestlé and Dollar General. Reckitt’s share price experienced a significant impact due to an unexpected jury award in connection with an ongoing lawsuit. Nestlé’s share price has underperformed due to an outage in its vitamins business caused by SAP integration issues that caused the company to lower its 2024 growth outlook. Volume growth has also remained subdued owing to consumer downtrading from inflation. Dollar General was negatively affected by both external and internal factors in the past year. Externally, the absence of government stimulus/support hit its core low-income consumer, and the business faced increasing competition from Walmart, Dollar Tree and Temu. Internally, management made executional missteps that negatively affected store operations and necessitated increased investment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Global Sustainable Fund	PAGE 1	TSR_AR_35908Y765

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2020)
Service Class	21.76	8.10
MSCI The World Index Net (USD)	20.19	12.31
Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$28,295,529
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)

Top Sectors	(%)
Consumer Staples	19.1%
Financials	17.4%
Information Technology	16.4%
Consumer Discretionary	14.0%
Communication Services	11.1%
Health Care	8.1%
Real Estate	3.8%
Utilities	3.6%
Industrials	3.1%
Cash & Other	3.4%

Top Issuers	(%)
Microsoft Corp.	7.6%
Nestle SA	6.7%
Amazon.com, Inc.	6.4%
Alphabet, Inc.	6.1%
Booking Holdings, Inc.	4.8%
Taiwan Semiconductor Mfg. Co. Ltd. - ADR	4.8%
Novartis AG	4.2%
SAP SE	4.0%
Meta Platforms, Inc.	3.9%
Intercontinental Exch., Inc.	3.9%

Top Countries	(%)
United States	66.2%
Switzerland	10.9%
United Kingdom	5.7%
Taiwan, Province of China	4.8%
Germany	4.0%
Spain	3.1%
Hong Kong	1.9%
Cash & Other	3.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Global Sustainable Fund	PAGE 2	TSR_AR_35908Y765

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Global Sustainable Fund	PAGE 3	TSR_AR_35908Y765

Frontier MFG Core Infrastructure Fund
Institutional Class | FMGIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its  benchmarks, the MSCI World Index (Net) and the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a negative return for the 12 months ended June 30, 2024, as long-term bond rates rose in several key markets, and political risk escalated following the calling of snap elections in the UK and France. The MSCI World Index rose strongly this past year, by 20.19%, fuelled by the significant investments being made to unlock the productivity and growth opportunities that will be enabled by Artificial Intelligence (AI) and Generative AI. At the same time, economic growth has held up well, particularly in the US, despite tight monetary policy around the world to bring inflation back down to acceptable levels of closer to 2%. This reflected an improving outlook in many cyclical sectors as both fiscal policy and strong corporate spending have driven growth.
POSITIONING
Stocks that contributed most during the year were Ferrovial, Aena and Public Service Enterprise Group. Spain-domiciled road and airport operator Ferrovial rose following the announcement of a higher-than-expected toll increase at its key 407 ETR asset, the sale announcement of most of its stake in Heathrow airport at well above market expectations, and the completion of the company’s dual listing in the United States. Meanwhile, shares of Spanish airport operator Aena lifted following robust monthly traffic growth and strong guidance for the 2024 summer season. Increased investor appetite for U.S. utility Public Service Enterprise Group pushed shares higher as the company pointed to meaningful earnings upside.
The largest stock detractors over the year included Cellnex Telecom, Transurban Group and Eversource Energy. Shares of Spanish communications company Cellnex traded down over the year as bond yields in Europe moved higher, also adding to investor concerns about the company’s debt levels. Cellnex shares were also negatively affected by the sale of a material stake in the company by a large shareholder. Australian toll road company Transurban fell on the back of higher rates as well as a government-backed review of toll roads in one of its key markets, New South Wales. Shares of U.S. utility Eversource – in addition to the negative impact of rising U.S. bond yields – were affected by adverse regulatory developments in Connecticut, a jurisdiction accounting for approximately 30% of the company’s earnings.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Core Infrastructure Fund	PAGE 1	TSR_AR_35908Y807

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	(0.89)	2.83	5.02
MSCI The World Index Net (USD)	20.19	11.78	9.16
S&P Global Infrastructure Total Return Index	7.02	4.33	4.58
Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$415,702,548
Number of Holdings	92
Net Advisory Fee	$1,646,469
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)

Top Sectors	(%)
Integrated Power	28.7%
Transmission and Distribution	18.8%
Toll Roads	11.6%
Airports	9.9%
Communications	8.2%
Energy Infrastructure	7.5%
Water Utilities	5.4%
Gas Utilities	5.1%
Social	0.9%
Cash & Other	3.9%

Top Issuers	(%)
Aena SME SA	3.0%
Enbridge, Inc.	3.0%
National Grid PLC	3.0%
Ferrovial SE	2.9%
Cellnex Telecom SA	2.9%
TC Energy Corp.	2.9%
Transurban Group	2.9%
Vinci SA	2.9%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.3%

Top Countries	(%)
United States	39.2%
Canada	13.9%
Spain	10.7%
United Kingdom	6.5%
France	5.8%
Italy	5.4%
Australia	4.5%
Mexico	3.0%
New Zealand	1.6%
Cash & Other	9.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Core Infrastructure Fund	PAGE 2	TSR_AR_35908Y807

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Core Infrastructure Fund	PAGE 3	TSR_AR_35908Y807

Frontier MFG Core Infrastructure Fund
Service Class | FCIVX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its  benchmarks, the MSCI World Index (Net) and the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a negative return for the 12 months ended June 30, 2024, as long-term bond rates rose in several key markets, and political risk escalated following the calling of snap elections in the UK and France. The MSCI World Index rose strongly this past year, by 20.19%, fuelled by the significant investments being made to unlock the productivity and growth opportunities that will be enabled by Artificial Intelligence (AI) and Generative AI. At the same time, economic growth has held up well, particularly in the US, despite tight monetary policy around the world to bring inflation back down to acceptable levels of closer to 2%. This reflected an improving outlook in many cyclical sectors as both fiscal policy and strong corporate spending have driven growth.
POSITIONING
Stocks that contributed most during the year were Ferrovial, Aena and Public Service Enterprise Group. Spain-domiciled road and airport operator Ferrovial rose following the announcement of a higher-than-expected toll increase at its key 407 ETR asset, the sale announcement of most of its stake in Heathrow airport at well above market expectations, and the completion of the company’s dual listing in the United States. Meanwhile, shares of Spanish airport operator Aena lifted following robust monthly traffic growth and strong guidance for the 2024 summer season. Increased investor appetite for U.S. utility Public Service Enterprise Group pushed shares higher as the company pointed to meaningful earnings upside.
The largest stock detractors over the year included Cellnex Telecom, Transurban Group and Eversource Energy. Shares of Spanish communications company Cellnex traded down over the year as bond yields in Europe moved higher, also adding to investor concerns about the company’s debt levels. Cellnex shares were also negatively affected by the sale of a material stake in the company by a large shareholder. Australian toll road company Transurban fell on the back of higher rates as well as a government-backed review of toll roads in one of its key markets, New South Wales. Shares of U.S. utility Eversource – in addition to the negative impact of rising U.S. bond yields – were affected by adverse regulatory developments in Connecticut, a jurisdiction accounting for approximately 30% of the company’s earnings.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Core Infrastructure Fund	PAGE 1	TSR_AR_35908Y849

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2016)
Service Class	(0.98)	2.72	4.43
MSCI The World Index Net (USD)	20.19	11.78	11.43
S&P Global Infrastructure Total Return Index	7.02	4.33	5.83
Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$415,702,548
Number of Holdings	92
Net Advisory Fee	$1,646,469
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)

Top Sectors	(%)
Integrated Power	28.7%
Transmission and Distribution	18.8%
Toll Roads	11.6%
Airports	9.9%
Communications	8.2%
Energy Infrastructure	7.5%
Water Utilities	5.4%
Gas Utilities	5.1%
Social	0.9%
Cash & Other	3.9%

Top Issuers	(%)
Aena SME SA	3.0%
Enbridge, Inc.	3.0%
National Grid PLC	3.0%
Ferrovial SE	2.9%
Cellnex Telecom SA	2.9%
TC Energy Corp.	2.9%
Transurban Group	2.9%
Vinci SA	2.9%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.3%

Top Countries	(%)
United States	39.2%
Canada	13.9%
Spain	10.7%
United Kingdom	6.5%
France	5.8%
Italy	5.4%
Australia	4.5%
Mexico	3.0%
New Zealand	1.6%
Cash & Other	9.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Core Infrastructure Fund	PAGE 2	TSR_AR_35908Y849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Core Infrastructure Fund	PAGE 3	TSR_AR_35908Y849

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference. See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Pamela H. Conroy and Steven K. Norgaard are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit related services, tax services and other services during the past two fiscal years. In the following table, “Audit Fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past two fiscal years. “Tax Fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The “All Other Fees” for fiscal year 2024 relate to the principal accountant’s review of the registrant’s semi-annual report for the period ended December 31, 2023. The “All Other Fees” for fiscal year 2023 relate to the principal accountant’s review of the registrant’s semi-annual report for the period ended December 31, 2022. There were no other services provided by the principal accountant during the last two fiscal years. The following table details the aggregate fees billed for each of the last two fiscal years by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$30,000	$72,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,500	$21,500
(d) All Other Fees	$2,144	$2,202

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd., the registrant’s principal accountant, applicable to non-audit services pursuant to waiver of pre-approval requirement for each of the last two fiscal years were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The following table indicates the non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years on behalf of the Funds.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this report.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Frontier Funds, Inc.
Frontier MFG Global Sustainable Fund
Frontier MFG Core Infrastructure Fund
Financial Statements
June 30, 2024

Frontier MFG Global Sustainable Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 96.6%
Germany - 4.0%
SAP SE	5,663	$ 1,137,559
Hong Kong - 1.9%
AIA Group Ltd.	78,065	528,168
Spain - 3.1%
Aena SME SA	4,267	864,056
Switzerland - 10.9%
Nestle SA	18,607	1,899,297
Novartis AG	11,216	1,194,186
		3,093,483
Taiwan, Province of China - 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,824	1,359,889
United Kingdom - 5.7%
Reckitt Benckiser Group PLC	19,405	1,049,792
Unilever PLC	10,138	556,133
		1,605,925
United States - 66.2%(a)
Alphabet, Inc. - Class C	9,345	1,714,060
Amazon.com, Inc.(b)	9,339	1,804,762
American Express Co.	2,466	571,002
American Tower Corp.	5,571	1,082,891
Booking Holdings, Inc.	344	1,362,756
Dollar General Corp.	6,226	823,264
Eversource Energy	18,159	1,029,797
Intercontinental Exchange, Inc.	8,049	1,101,828
Mastercard, Inc. - Class A	2,439	1,075,989

	Shares	Value
Meta Platforms, Inc. - Class A	2,216	$1,117,351
Microsoft Corp.	4,793	2,142,231
Mondelez International, Inc. - Class A	8,088	529,279
Netflix, Inc.(b)	482	325,292
The Coca-Cola Co.	8,459	538,415
U.S. Bancorp	20,644	819,567
Ulta Beauty, Inc.(b)	717	276,669
UnitedHealth Group, Inc.	2,152	1,095,927
Visa, Inc. - Class A	3,074	806,833
Yum! Brands, Inc.	3,944	522,422
		18,740,335
TOTAL COMMON STOCKS (Cost $19,895,764)		27,329,415
TOTAL INVESTMENTS - 96.6% (Cost $19,895,764)		$27,329,415
Money Market Deposit Account - 3.0%(c)		846,326
Other Assets in Excess of Liabilities - 0.4%		119,788
TOTAL NET ASSETS - 100.0%		$28,295,529

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 4.21%.

Sector Classification as of June 30, 2024

	Value	(% of Net Assets)
Consumer Staples	$5,396,180	19.1%
Financials	4,903,387	17.4
Information Technology	4,639,679	16.4
Consumer Discretionary	3,966,609	14.0
Communication Services	3,156,703	11.1
Health Care	2,290,113	8.1
Real Estate	1,082,891	3.8
Utilities	1,029,797	3.6
Industrials	864,056	3.1
Total Common Stocks	27,329,415	96.6
Money Market Deposit Account	846,326	3.0
Other Assets in Excess of Liabilities	119,788	0.4
	$28,295,529	100.0%

The accompanying notes are an integral part of these financial statements.

1

Frontier MFG Core Infrastructure Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 94.7%
Australia - 4.5%
APA Group	735,000	$3,906,861
Atlas Arteria Ltd.	818,770	2,783,170
Transurban Group	1,463,620	12,071,283
		18,761,314
Belgium - 0.9%
Elia Group SA/NV	41,010	3,830,201
Canada - 13.9%
Algonquin Power & Utilities Corp.	384,601	2,260,292
Brookfield Renewable Corp. - Class A	97,440	2,760,699
Canadian Utilities Ltd. - Class A	110,032	2,376,701
Emera, Inc.	159,718	5,329,576
Enbridge, Inc.	347,673	12,368,879
Fortis, Inc.	274,985	10,687,440
Hydro One Ltd.	334,150	9,733,473
TC Energy Corp.	319,816	12,123,576
		57,640,636
Chile - 0.2%
Aguas Andinas SA - Class A	3,218,783	879,047
France - 5.8%
Getlink SE	310,377	5,139,034
Groupe ADP	55,198	6,723,173
Vinci SA	114,081	12,024,643
		23,886,850
Germany - 0.6%
Fraport AG Frankfurt Airport Services Worldwide(a)	51,579	2,668,935
Hong Kong - 1.5%
Power Assets Holdings Ltd.	1,188,659	6,424,072
Italy - 5.4%
ACEA SpA	123,422	1,997,475
Enav SpA	332,362	1,321,371
Italgas SpA	452,506	2,234,634
Snam SpA	1,864,889	8,235,376
Terna SpA	1,115,314	8,597,546
		22,386,402
Mexico - 3.0%
Grupo Aeroportuario del Centro Norte SAB de CV	197,613	1,676,929
Grupo Aeroportuario del Pacifico SAB de CV - Class B	238,341	3,745,712
Grupo Aeroportuario del Sureste SAB de CV - Class B	157,874	4,759,519

	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	223,528	$2,068,505
		12,250,665
Netherlands - 0.7%
Koninklijke Vopak NV	70,960	2,948,114
New Zealand - 1.6%
Auckland International Airport Ltd.	835,371	3,882,323
Chorus Ltd.	255,070	1,194,740
Vector Ltd.	601,118	1,358,380
		6,435,443
Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA	374,498	919,627
Spain - 10.7%
Aena SME SA	61,492	12,451,962
Cellnex Telecom SA	372,787	12,124,704
Enagas SA	155,343	2,309,938
Ferrovial SE	315,697	12,264,163
Redeia Corp. SA	301,807	5,277,525
		44,428,292
Switzerland - 0.9%
Flughafen Zuerich AG	17,589	3,893,497
United Kingdom - 5.6%
National Grid PLC	1,100,455	12,287,783
Pennon Group PLC	156,108	1,133,480
Severn Trent PLC	166,363	5,007,392
United Utilities Group PLC	380,341	4,724,814
		23,153,469
United States - 39.2%(b)
ALLETE, Inc.	12,144	757,178
Alliant Energy Corp.	49,275	2,508,097
Ameren Corp.	50,747	3,608,619
American Electric Power Co., Inc.	92,421	8,109,019
American States Water Co.	6,387	463,505
American Tower Corp.	42,512	8,263,483
American Water Works Co., Inc.	37,652	4,863,132
Atmos Energy Corp.	28,618	3,338,290
Avangrid, Inc.	77,667	2,759,509
Avista Corp.	11,347	392,720
Black Hills Corp.	15,017	816,624
California Water Service Group	12,815	621,399
CenterPoint Energy, Inc.	123,172	3,815,869
Chesapeake Utilities Corp.	1,671	177,460
CMS Energy Corp.	59,045	3,514,949
Consolidated Edison, Inc.	67,459	6,032,184

The accompanying notes are an integral part of these financial statements.

2

Frontier MFG Core Infrastructure Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Crown Castle, Inc.	84,626	$8,267,960
Dominion Energy, Inc.	160,683	7,873,467
DTE Energy Co.	40,936	4,544,305
Duke Energy Corp.	80,907	8,109,309
Entergy Corp.	41,024	4,389,568
Essential Utilities, Inc.	55,090	2,056,510
Evergy, Inc.	44,907	2,378,724
Eversource Energy	67,032	3,801,385
Exelon Corp.	189,544	6,560,118
FirstEnergy Corp.	110,581	4,231,935
IDACORP, Inc.	9,447	879,988
MGE Energy, Inc.	8,217	613,974
Middlesex Water Co.	6,365	332,635
NextEra Energy, Inc.	110,787	7,844,827
NiSource, Inc.	81,011	2,333,927
Northwest Natural Holding Co.	7,085	255,839
Northwestern Energy Group, Inc.	8,752	438,300
OGE Energy Corp.	40,340	1,440,138
ONE Gas, Inc.	12,494	797,742
Pinnacle West Capital Corp.	21,698	1,657,293
PNM Resources, Inc.	14,411	532,631
Portland General Electric Co.	17,227	744,895
PPL Corp.	143,561	3,969,462
Public Service Enterprise Group, Inc.	94,796	6,986,465
SBA Communications Corp.	20,578	4,039,461
Sempra	107,618	8,185,425
SJW Group	7,267	394,017
Spire, Inc.	12,271	745,218
The Southern Co.	104,728	8,123,751
WEC Energy Group, Inc.	60,979	4,784,412
Xcel Energy, Inc.	108,214	5,779,710
		163,135,428
TOTAL COMMON STOCKS
(Cost $317,706,459)		393,641,992

	Shares	Value
CLOSED END FUNDS - 1.4%
Republic of Korea - 0.5%
Macquarie Korea Infrastructure Fund	243,145	$2,182,279
United Kingdom - 0.9%
HICL Infrastructure PLC	1,163,845	1,827,830
International Public Partnerships Ltd.	1,093,147	1,762,337
		3,590,167
TOTAL CLOSED END FUNDS
(Cost $6,710,244)		5,772,446
TOTAL INVESTMENTS - 96.1%
(Cost $324,416,703)		$399,414,438
Money Market Deposit Account - 1.1%(c)		4,593,080
Other Assets in Excess of Liabilities - 2.8%		11,695,030
TOTAL NET ASSETS - 100.0%		$415,702,548

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 4.21%.

The accompanying notes are an integral part of these financial statements.

3

Frontier MFG Core Infrastructure Fund
Schedule of Investments
as of June 30, 2024 (Continued)
Sector Classification as of June 30, 2024

	Value	(% of Net Assets)
Integrated Power	$119,444,464	28.7%
Transmission & Distribution	77,944,537	18.8
Toll Roads	46,350,798	11.1
Airports	41,123,421	9.9
Communications	33,890,348	8.2
Energy Infrastructure	31,347,430	7.5
Water Utilities	22,473,406	5.4
Gas Utilities	21,067,588	5.1
Total Common Stocks	393,641,992	94.7
Social	3,590,167	0.9
Toll Roads	2,182,279	0.5
Total Closed End Funds	5,772,446	1.4
Money Market Deposit Account	4,593,080	1.1
Other Assets in Excess of Liabilities	11,695,030	2.8
	$415,702,548	100.0%

The accompanying notes are an integral part of these financial statements.

4

Frontier Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
ASSETS:
Investments at cost	$ 19,895,764	$ 324,416,703
Foreign currency at cost	$44,479	$2,750,951
Investments at value	$27,329,415	$399,414,438
Foreign currency at value	44,281	2,751,679
Cash equivalents	846,326	4,593,080
Receivable for investments sold	—	4,063,994
Receivable for Fund shares sold	—	4,889,525
Dividends and interest receivable	34,419	1,895,143
Receivable from Adviser	32,194	—
Dividend tax reclaim receivable	37,396	345,314
Prepaid expenses and other assets	10,392	30,559
Total assets	28,334,423	417,983,732
LIABILITIES:
Payable for investments purchased	—	1,577,120
Payable for Fund shares redeemed	—	521,714
Payable to Adviser	—	97,361
Accrued shareholder servicing fees	1,271	12,976
Accrued expenses	37,623	72,013
Total liabilities	38,894	2,281,184
NET ASSETS	$28,295,529	$415,702,548
Net Assets Consist of:
Paid in capital	$22,036,873	$348,011,988
Total distributable earnings	6,258,656	67,690,560
Net assets	$28,295,529	$415,702,548
CAPITAL STOCK, $0.01 PAR VALUE
Institutional Class
Net Assets	$15,291,009	$298,570,222
Authorized	50,000,000	50,000,000
Issued and Outstanding	1,049,267	18,277,441
Net asset value, redemption price and offering price per share	$14.57	$16.34
Service Class
Net Assets	$13,004,520	$117,132,326
Authorized	50,000,000	50,000,000
Issued and Outstanding	892,958	7,161,144
Net asset value, redemption price and offering price per share	$14.56	$16.36

The accompanying notes are an integral part of these financial statements.

5

Frontier Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$499,030(1)	$17,552,482(2)
Interest income	61,369	388,915
Total investment income	560,399	17,941,397
EXPENSES:
Investment advisory fees	228,274	2,264,803
Legal fees	89,551	87,772
Directors’ fees and related expenses	57,875	57,875
Federal and state registration fees	37,524	43,563
Fund administration and accounting fees	34,162	173,320
Reports to shareholders	20,758	29,033
Audit and tax fees	19,037	20,537
Transfer agent fees	17,555	85,101
Shareholder servicing fees	14,675	145,853
Custody fees	13,241	82,365
Other	10,880	38,768
Total expenses before waiver	543,532	3,028,990
Waiver and reimbursement of expenses by Adviser	(300,584)	(618,334)
Net expenses	242,948	2,410,656
Net Investment Income	317,451	15,530,741
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,939,333	5,668,057
Foreign currency transactions	(6,168)	50,501
Change in net unrealized appreciation/depreciation on:
Investments	3,433,930	(24,734,558)
Foreign currency translation	(1,539)	(44,687)
Net Realized and Unrealized Gain (Loss) on Investments	5,365,556	(19,060,687)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,683,007	$(3,529,946)

(1)	Net of $38,188 in foreign withholding taxes.
(2)	Net of $1,488,188 in foreign withholding taxes.
The accompanying notes are an integral part of these financial statements.

6

Frontier Funds
STATEMENTS OF CHANGES IN NET ASSETS

	MFG Global Sustainable Fund		MFG Core Infrastructure Fund
	For the Year Ended June 30
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$317,451	$201,725	$15,530,741	$15,096,356
Net realized gain (loss) on:
Investments	1,939,333	(2,817,137)	5,668,057	13,248,601
Foreign currency transactions	(6,168)	10,952	50,501	(295,943)
Change in net unrealized appreciation/depreciation on:
Investments	3,433,930	8,248,642	(24,734,558)	(38,313,478)
Foreign currency translation	(1,539)	3,216	(44,687)	107,391
Net increase (decrease) in net assets resulting from operations	5,683,007	5,647,398	(3,529,946)	(10,157,073)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(124,915)	(71,451)	(15,366,942)	(20,932,508)
Service Class	(116,029)	(114,799)	(7,164,469)	(13,222,631)
Decrease in net assets resulting from distributions paid	(240,944)	(186,250)	(22,531,411)	(34,155,139)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	—	—	40,085,024	46,023,259
Service Class	753,708	3,402,561	61,692,186	48,101,000
Shares issued to holders in reinvestment of distributions:
Institutional Class	106,177	61,688	13,009,666	17,097,757
Service Class	40,562	64,157	4,909,773	8,251,459
Shares redeemed:
Institutional Class	—	(1,253,938)	(49,007,436)	(122,370,023)
Service Class	(9,750,886)	(10,353,592)	(117,599,722)	(155,032,914)
Redemption fees:
Institutional Class	—	1,290	2,116	457
Service Class	—	2,501	978	270
Net decrease in net assets resulting from capital share transactions	(8,850,439)	(8,075,333)	(46,907,415)	(157,928,735)
Total Decrease in Net Assets	(3,408,376)	(2,614,185)	(72,968,772)	(202,240,947)
NET ASSETS:
Beginning of Period	31,703,905	34,318,090	488,671,320	690,912,267
End of Period	$28,295,529	$31,703,905	$415,702,548	$488,671,320
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	—	—	2,426,095	2,816,080
Service Class	58,298	328,166	3,892,651	2,798,284
Shares issued to holders in reinvestment of distributions:
Institutional Class	8,062	5,920	780,720	962,634
Service Class	3,082	6,153	294,137	463,213
Shares redeemed:
Institutional Class	—	(113,466)	(2,953,614)	(7,231,715)
Service Class	(757,346)	(978,388)	(7,155,948)	(8,971,923)
Net decrease in shares outstanding	(687,904)	(751,615)	(2,715,959)	(9,163,427)

The accompanying notes are an integral part of these financial statements.

7

Frontier MFG Global Sustainable Fund
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Institutional Class
	Year Ended June 30				Period Ended June 30, 2020(1)
	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.06	$10.15	$12.70	$10.43	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.08	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investments	2.47	1.89	(2.16)	2.24	0.39
Total income (loss) from investment operations	2.63	1.97	(2.11)	2.30	0.44
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.06)	(0.05)	(0.03)	(0.01)
From net realized gain on investments	—	—	(0.39)	—	—
Total distributions	(0.12)	(0.06)	(0.44)	(0.03)	(0.01)
Redemption fees retained	—	—(2)	—(2)	—(2)	—
Net asset value, end of period	$14.57	$12.06	$10.15	$12.70	$10.43
Total Return	21.81%	19.63%	(17.37)%	22.05%	4.36%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,291	$12,559	$11,663	$12,851	$10,537
Ratio of expenses to average net assets
Before waivers and reimbursements	1.87%	1.50%	1.45%	2.03%	2.26%(4)
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%(4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.12%	0.01%	(0.20)%	(0.74)%	(0.82)%(4)
Net of waivers and reimbursements	1.19%	0.71%	0.45%	0.49%	0.64%(4)
Portfolio turnover rate(5)	43%	49%	40%	29%	43%(3)

(1)	Commenced operations on October 9, 2019.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

8

Frontier MFG Global Sustainable Fund
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Service Class
	Year Ended June 30			Period Ended June 30, 2021(1)
	2024	2023	2022
Net Asset Value, Beginning of Period	$12.05	$10.15	$12.70	$11.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14(2)	0.07	0.05(2)	0.07
Net realized and unrealized gain (loss) on investments	2.47	1.89	(2.17)	1.20
Total income (loss) from investment operations	2.61	1.96	(2.12)	1.27
LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	—	—	(0.39)	—
Total distributions	(0.10)	(0.06)	(0.43)	(0.03)
Redemption fees retained	—	—(3)	—(3)	—(3)
Net asset value, end of period	$14.56	$12.05	$10.15	$12.70
Total Return	21.76%	19.36%	(17.41)%	11.07%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,005	$19,145	$22,655	$17,562
Ratio of expenses to average net assets
Before waivers and reimbursements	1.94%	1.60%	1.55%	1.90%(5)
Net of waivers and reimbursements	0.90%	0.90%	0.90%	0.90%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.00% (6)	(0.13)%	(0.27)%	(0.23)%(5)
Net of waivers and reimbursements	1.04%	0.57%	0.38%	0.77%(5)
Portfolio turnover rate(7)	43%	49%	40%	29%(4)

(1)	Commenced operations on October 20, 2020.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than 0.01%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

9

Frontier MFG Core Infrastructure Fund
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Institutional Class
	Year Ended June 30
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.35	$18.50	$18.43	$16.34	$17.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.58	0.49(1)	0.49(1)	0.46	0.41
Net realized and unrealized gain (loss) on investments	(0.74)	(0.60)	0.13	2.09	(0.81)
Total income (loss) from investment operations	(0.16)	(0.11)	0.62	2.55	(0.40)
LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.48)	(0.55)	(0.46)	(0.42)
From net realized gain on investments	(0.27)	(0.56)	—	—	—
Total distributions	(0.85)	(1.04)	(0.55)	(0.46)	(0.42)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of period	$16.34	$17.35	$18.50	$18.43	$16.34
Total Return	(0.89)%	(0.60)%	3.33%	15.72%	(2.40)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$298,570	$312,651	$397,226	$523,439	$449,609
Ratio of expenses to average net assets
Before waivers and reimbursements	0.64%	0.60%	0.57%	0.58% (3)	0.58%
Net of waivers and reimbursements	0.50%	0.50%	0.50%	0.50% (3)	0.50%
Ratio of net investment income to average net assets
Before waivers and reimbursements	3.37%	2.67%	2.51%	2.52% (4)	2.41%
Net of waivers and reimbursements	3.51%	2.77%	2.58%	2.60% (4)	2.49%
Portfolio turnover rate(5)	19%	12%	32%	17%	18%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)
The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.58%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.50%.

(4)
The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.52%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.60%.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

10

Frontier MFG Core Infrastructure Fund
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Service Class
	Year Ended June 30
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.38	$18.54	$18.48	$16.38	$17.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.54(1)	0.46	0.49	0.43	0.43(1)
Net realized and unrealized gain (loss) on investments	(0.71)	(0.59)	0.10	2.11	(0.85)
Total income (loss) from investment operations	(0.17)	(0.13)	0.59	2.54	(0.42)
LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.47)	(0.53)	(0.44	(0.40)
From net realized gain on investments	(0.27)	(0.56)	—	—	—
Total distributions	(0.85)	(1.03)	(0.53)	(0.44)	(0.40)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of period	$16.36	$17.38	$18.54	$18.48	$16.38
Total Return	(0.98)%	(0.70)%	3.16%	15.63%	(2.49)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$117,133	$176,020	$293,686	$251,308	$183,676
Ratio of expenses to average net assets
Before waivers and reimbursements	0.73%	0.70%	0.67%	0.68%(3)	0.69%
Net of waivers and reimbursements	0.60%	0.60%	0.60%	0.60%(3)	0.60%
Ratio of net investment income to average net assets
Before waivers and reimbursements	3.13%	2.47%	2.50%	2.46%(4)	2.44%
Net of waivers and reimbursements	3.26%	2.57%	2.57%	2.54%(4)	2.53%
Portfolio turnover rate(5)	19%	12%	32%	17%	18%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)
The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.68%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.60%.

(4)
The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.46%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.54%.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

11

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024
1. ORGANIZATION
Frontier Funds, Inc. (the “Company”) was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series (each, a “Fund,” or collectively, the “Funds”), each series representing a distinct portfolio with its own investment objectives and policies. The investment objective of the Frontier MFG Global Sustainable Fund (the “Sustainable Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the Frontier MFG Core Infrastructure Fund (the “Core Fund”) is long-term capital appreciation. The Sustainable Fund is a non-diversified fund and the Core Fund is a diversified fund. The Funds offer two different classes of shares: Institutional Class shares and Service Class shares. Institutional Class and Service Class shares have different shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting an individual class.
A summary of each Fund’s investment adviser, subadviser and capital structure is as follows:

Fund	Investment Adviser	Subadviser	Capital Structure	Commencement of Operations of the Fund
Sustainable Fund(a)	Frontegra Asset Management, Inc. (“Frontegra” or the “Adviser”)	MFG Asset Management (“MFG”)	Multi-Class • Institutional • Service Class	Oct. 9, 2019
Core Fund(a)	Frontegra	MFG	Multi-Class • Institutional • Service Class	Jan. 18, 2012

(a)	A redemption fee of 2.00% will be charged on shares of the Fund redeemed 30 days or less from their date of purchase.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation. Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence

12

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. The Adviser uses its Valuation Committee to make any required fair value determinations.
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –
Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –
Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The following is a summary of the Funds’ investments by the inputs used to value the investments as of June 30, 2024:
Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$ 20,100,225	$ 7,229,190	$ —	$ 27,329,415
Total Investments in Securities	$20,100,225	$7,229,190	$—	$27,329,415

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$240,341,219	$153,300,773	$ —	$ 393,641,992
Closed End Funds	—	5,772,446	—	5,772,446
Total Investments in Securities	$240,341,219	$159,073,219	$—	$399,414,438

(a)	See each Fund’s Schedule of Investments for sector or country classifications.
B.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and

13

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.
C.
Distributions to Shareholders. The Sustainable Fund usually declares and pays dividends from net investment income annually. The Core Fund usually declares and pays dividends from net investment income quarterly. Distributions from net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (“equalization”).

The tax character of distributions paid during the fiscal years ended June 30, 2024, and June 30, 2023, were as follows:

	Year Ended June 30, 2024			Year Ended June 30, 2023
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Sustainable Fund	$240,944	$—	$240,944	$186,250	$—	$186,250
Core Fund	15,298,909	7,232,502	22,531,411	19,731,675	14,423,464	34,155,139

At June 30, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Sustainable Fund	Core Fund
Cost of investments	$20,966,240	$336,280,291
Gross unrealized appreciation	$8,107,903	$89,894,813
Gross unrealized depreciation	(1,744,728)	(26,785,983)
Net unrealized appreciation/depreciation	6,363,175	63,108,830
Undistributed ordinary income	232,143	2,007,991
Undistributed long-term capital gain	—	2,955,660
Other accumulated gains (losses)	(336,662)	(381,921)
Total distributable earnings/(losses)	$6,258,656	$67,690,560

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gains (losses) include unrealized appreciation/
depreciation on foreign currency transactions and capital loss carryforwards.
During the fiscal year ended June 30, 2024, the Sustainable Fund utilized short-term and long-term capital loss carryforwards of $813,768 and $1,444,512, respectively.
At June 30, 2024, the Sustainable Fund had a short-term capital loss carryforward that will not expire of $266,306.
D.
Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Each Fund separately reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

14

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, which result from changes in exchange rates.
Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.
Investing in foreign companies involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The risks of foreign investments are typically greater in emerging and less developed markets.
E.
Indemnifications. Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

F.
Other. Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations.

Cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.
Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred that do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund’s relative net assets or by other equitable means.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax

15

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
reporting be reclassified to or from paid in capital. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended June 30, 2024, the following table shows the reclassifications made among tax components:

	Sustainable Fund	Core Fund
Paid in capital	$ —	$1,541,700
Total distributable earnings (accumulated losses)	—	(1,541,700)

The permanent differences primarily relate to the use of tax equalization.
3. INVESTMENT ADVISER AND RELATED PARTIES
Each of the Funds has entered into an agreement with Frontegra, with whom certain officers and a director of the Company are affiliated, to furnish investment advisory services to such Funds. Frontegra is a subsidiary of Magellan Financial Group Limited and is an affiliate of MFG. Charles S. Thompson II, the President and a director of the Company, is a control person of Frontegra.
Advisory fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to an expense cap/reimbursement agreement, Frontegra has agreed to waive its management fees and/or reimburse each Fund’s operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees payable on the Statements of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of advisory fees waived exceeds the advisory fee earned, this is shown on the Statements of Assets and Liabilities as a receivable from the Adviser. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board.

Frontier Fund	Annual Advisory Fees	Expense Limitation
Sustainable Fund - Institutional Class	0.80%	0.80%
Sustainable Fund - Service Class	0.80%	0.95%
Core Fund - Institutional Class	0.50%	0.50%
Core Fund - Service Class	0.50%	0.65%

The Adviser is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause a Fund’s expense ratio to exceed the lesser of (a) the expense limitation in place at the time of the waiver and/or expense payment, or (b) the expense limitation in place at the time of recoupment. Expenses attributable to a specific class may only be recouped with respect to that class.
The following table shows the waived or reimbursed expenses subject to potential recovery expiring on:

	June 30,
	2025	2026	2027	Total
Sustainable Fund	$235,935	$227,821	$300,584	$764,340
Core Fund	621,176	557,548	618,334	1,797,058

Frontegra has entered into a subadvisory agreement under which MFG serves as the subadviser to the Sustainable and Core Funds, and subject to Frontegra’s supervision, manages each Fund’s portfolio assets. Under the agreement, for each Fund subadvised by MFG, MFG is paid the net advisory fee received by Frontegra after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap/reimbursement agreement discussed above, less an annual flat fee retained by Frontegra; provided however, if the net advisory fee is less than such flat fee, Frontegra shall retain the entire net advisory fee and no subadvisory fee will be payable to MFG.

16

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of June 30, 2024, each Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Affiliates of the Adviser own a controlling interest in the Sustainable Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.
4. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the fiscal year ended June 30, 2024, are summarized below:

	Sustainable Fund	Core Fund
Purchases	$11,697,771	$84,232,242
Sales	$18,911,501	$136,313,914

There were no purchases or sales of U.S. Government securities for the Funds.
5. SHAREHOLDER SERVICING FEE
The Company has adopted a shareholder servicing plan (the “Service Plan”) on behalf of the Service Class shares offered by the Funds. Pursuant to the Service Plan, the Service Class shares of the Funds pay an annual shareholder servicing fee of up to 0.15% per year to Frontegra Strategies, LLC, the Funds’ Distributor, for payments to brokers, dealers, and other financial intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping and administrative services. The Distributor is a subsidiary of Magellan Financial Group Limited and is an affiliate of Frontegra and MFG.
For the fiscal year ended June 30, 2024, the Service Plan expenses were as follows:

Service Plan Expenses
Sustainable Fund - Service Class	$14,675
Core Fund - Service Class	$145,853

17

Frontier Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Frontier Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Frontier Funds, Inc. comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Frontier MFG Core Infrastructure Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, 2021, and 2020
Frontier MFG Global Sustainable Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, and 2021 and for the period from October 9, 2019 (commencement of operations) through June 30, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 27, 2024

18

Frontier Funds
ADDITIONAL INFORMATION
(Unaudited)
FOREIGN TAX CREDIT
For the year ended June 30, 2024, the Core Fund earned $12,446,335 in foreign source income and paid $1,459,831 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sustainable Fund	100.00%
Core Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2024, was as follows:

Sustainable Fund	92.87%
Core Fund	35.25%

19

Frontier Funds
BOARD OF DIRECTORS’ APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
(Unaudited)
The Board of Directors (the “Board”) of Frontier Funds, Inc. (the “Company” or the “Funds”) met on May 7, 2024, and May 20, 2024, to consider the annual renewal of:
(a)
the investment advisory agreement between Frontegra Asset Management, Inc. (“Frontegra”) and the Company on behalf of the Frontier MFG Sustainable Fund (the “Sustainable Fund”) and the Frontier MFG Core Infrastructure Fund (the “Core Fund”); and

(b)
the subadvisory agreement between Frontegra and Magellan Asset Management Limited d/b/a MFG Asset Management (“MFG”) on behalf of the Global Sustainable Fund and the Core Fund (collectively, the “MFG Funds” or the “Funds”).

The Board approved the continuation of the advisory agreement and the subadvisory agreement through a process that concluded at the May 20, 2024, meeting. The Board, including all of the directors who are not considered “interested persons” of the Company for purposes of the Investment Company Act of 1940 (the “Independent Directors”), met with representatives of Frontegra and MFG on May 7, 2024, to discuss the 15(c) responses, business and personnel updates and Fund performance. The Independent Directors also discussed organizational and leadership changes, profitability and financial matters with representatives of Frontegra and MFG.
In connection with its consideration of the agreements, the Board reviewed and discussed various information that had been provided prior to the May 20, 2024, meeting, such as information about the investment performance of the MFG Funds; Frontegra’s and MFG’s Form ADV; information regarding Frontegra’s and MFG’s compliance programs; personnel and financial condition; profitability information; certain 15(c) data and risk management reports provided by Frontegra; and a memorandum prepared by the Company’s legal counsel regarding the Board’s duties in considering the renewal of the agreements. The Board also reviewed the advisory fee payable by each Fund under the advisory agreement, the expense cap/reimbursement agreement between the Company and Frontegra, on behalf of each Fund, and comparative fee and expense information provided by an independent source. The Board considered the subadvisory fees paid by Frontegra to MFG. The Board also considered Frontegra’s and MFG’s responses to their respective Section 15(c) requests that were submitted by the Company’s legal counsel on behalf of the Board, as supplemented by discussions with representatives of Frontegra and the subadviser at the May 7, 2024, meeting.
In evaluating the advisory and subadvisory agreements, the Board took into account its cumulative experience in working with Frontegra and MFG and the ongoing review of information and discussions with representatives of Frontegra and MFG throughout the year at Board meetings. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by Frontegra and MFG, the MFG Funds’ net assets, shareholder activity and performance. The Board considered the MFG Funds’ performance, brokerage and trading, fees and expenses, asset flows, compliance matters and other relevant information. The Independent Directors met in executive session with legal counsel on May 7, 2024, and as part of the May 20, 2024, meeting to discuss the 15(c) responses and the Board’s consideration of the advisory and subadvisory agreements.
Based on its evaluation of this information, the Board, including all of the Independent Directors, approved the continuation of the advisory agreement and subadvisory agreement, each for an additional one-year term.
In considering the advisory and subadvisory agreements, the Board reviewed and analyzed various factors with respect to each Fund that it determined were relevant, including the factors below, and made the following conclusions. In its deliberations, the Board did not identify any single factor as determinative.
Advisory Agreement
Nature, Extent and Quality of the Services to be Provided. The Board considered the services Frontegra would continue to provide to the MFG Funds and their shareholders under the advisory agreement, as well as the qualifications and background of Frontegra and its personnel. The Board considered that William D. Forsyth III was expected to leave Frontegra and noted the considerable industry experience of the individuals who had been hired to support the Funds following his departure. The Board noted that Frontegra serves as a manager of managers and had selected MFG to make the day-to-day investment decisions for the MFG Funds. The Board considered that Frontegra has 28 years of experience in hiring and supervising subadvisers to portfolios in the Frontier family of funds. The Board discussed Frontegra’s responsibilities for overseeing the subadviser and for supervising the management of the Funds’ investments. The Board considered the services provided by Frontegra compared to those provided by the subadviser.

20

Frontier Funds
BOARD OF DIRECTORS’ APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
(Unaudited) (Continued)
The Board considered the extent of other services provided by Frontegra, including: subadviser and performance oversight; risk management oversight; Board support and reporting; oversight and coordination of service providers; oversight of financial reporting; administration of the Funds’ compliance program; oversight of the Funds’ valuation and liquidity policies (including serving as the Board’s valuation designee and liquidity risk management program administrator); tax and global custody services; regulatory administration services; shareholder servicing and administration services; and the provision of individuals to serve as officers of the Company and the provision of office space for the Company. The Board concluded that the range of services provided by Frontegra was appropriate and that Frontegra was qualified to provide such services.
Performance Record of the Funds. As described in more detail under “Subadvisory Agreement,” the Board reviewed each Fund’s performance record for the periods ended December 31, 2023, and March 31, 2024. The Directors considered that Frontegra does not directly manage the Funds’ investment portfolios, but had delegated those duties to MFG, subject to Frontegra’s oversight. The Board concluded that they were satisfied with Frontegra’s performance in selecting and overseeing MFG as subadviser to the MFG Funds.
Advisory Fees. The Board compared each Fund’s advisory fee and total net expense ratio to those of other mutual funds in the same Morningstar category. The Board noted that the advisory fee for the Sustainable Fund was above the average for funds in the same Morningstar category, and that the total net expense ratio of the Institutional Class shares of the Sustainable Fund, after giving effect to the expense cap/reimbursement agreement, was below the category average. The Board also considered that the advisory fee for the Core Fund was well below the category average, and that the total net expense ratio of the Institutional Class of the Core Fund, after giving effect to the expense cap/reimbursement agreement, was also well below the category average. The Board concluded that the advisory fee paid by each Fund to Frontegra was reasonable in light of the nature and quality of services provided and fees paid by comparable funds.
Costs and Profitability. The Board considered information regarding the costs and profitability of Frontegra with respect to the Funds. The Board considered the amount of the advisory fee retained by Frontegra with respect to each Fund and also considered profitability information with respect to MFG, an affiliate of Frontegra, under its subadvisory agreement. The Board noted that the Sustainable Fund was not profitable to Frontegra for the year ended December 31, 2023, and the Core Fund was profitable to Frontegra for the same period. The Board considered the fact that Frontegra had renewed the expense cap/reimbursement agreement on behalf of the MFG Funds and was currently reimbursing each Fund’s expenses under the agreement. The Board also considered Frontegra’s financial condition, including financial support from Magellan Financial Group Limited. The Board concluded that Frontegra’s current level of profitability was reasonable with respect to the Core Fund considering the quality of management and the fact that Frontegra was reimbursing expenses for the Fund. The Board did not consider Frontegra’s level of profitability from its relationship with the Sustainable Fund to be a material factor because the Fund was not profitable to Frontegra during the period presented.
Economies of Scale. The Board reviewed each Fund’s asset levels and considered whether there may be economies of scale in the management of each Fund at current levels and if Fund assets were to increase significantly. The Board considered Frontegra’s analysis of Fund sales and redemption activity for the past five years. The Board concluded that the level of the advisory fee and expense cap agreement for each of the existing Funds appropriately reflected the sharing of economies of scale with Fund shareholders.
Benefits to Frontegra. The Board considered information presented regarding any benefits to Frontegra or its affiliates from serving as adviser to the MFG Funds (in addition to the advisory fee). The Board noted that Frontier Partners, Inc., an affiliate of Frontegra, provides consulting services to and receives compensation from MFG for the introduction of new clients. They also noted an affiliate of Frontegra receives referral fees from MFG for the introduction of new shareholders to the MFG Funds. The Board concluded that such benefits appear to be reasonable.
On the basis of its review of the foregoing information, the Board found that the terms of the advisory agreement were fair and reasonable and in the best interests of each Fund’s shareholders.

21

Frontier Funds
BOARD OF DIRECTORS’ APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
(Unaudited) (Continued)
Subadvisory Agreement
Nature, Extent and Quality of the Services to be Provided. The Board reviewed and considered MFG’s investment strategy for each MFG Fund, experience in global equity, sustainable and infrastructure investing, key personnel involved in providing investment management services to the MFG Funds, compliance record and financial condition, including the financial condition of MFG’s parent company. The Board also considered services provided by MFG under the subadvisory agreement, including the management of each Fund’s investments, the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to each Fund’s investment restrictions, reporting, regulatory and administrative services, proxy voting and assisting with the Funds’ compliance program. The Board noted the effective operation of MFG’s compliance program and the experience of MFG’s Chief Compliance Officer. The Board considered the experience of portfolio managers of the MFG Funds, and other services provided by MFG or its parent company that benefit the Funds, such as IT support. The Board concluded that the nature, extent and quality of the services provided by MFG to the MFG Funds were appropriate and that each Fund was likely to continue to benefit from services provided by MFG under the subadvisory agreement.
Investment Performance. The Board reviewed the performance record of the MFG Funds as of December 31, 2023, and March 31, 2024. The Board observed that the Sustainable Fund’s Institutional Class outperformed its benchmark for the one-year period, but trailed its benchmark index for the three-year and since-inception (2019) periods ended December 31, 2023. The Board considered MFG’s discussion of the reasons for the Fund’s underperformance in such periods.
The Board noted that the performance of the Institutional Class of the Core Fund underperformed its benchmark for the one-year, three-year and five-year periods and exceeded the returns of its benchmark index over the ten-year and since-inception (2012) periods. The Board also considered MFG’s quarterly portfolio commentary and discussion of each Fund’s performance. The Board noted that MFG’s investment strategy can cause the MFG Funds’ performance to vary from the benchmark, particularly over the short to intermediate term. The Board also considered each Fund’s relative performance compared to its Morningstar peer group average. The Board considered the performance of MFG’s composite of other accounts managed in strategies similar to the MFG Funds.
The Board considered that, while the MFG Funds have had periods of underperformance, the Sustainable Fund had seen improved performance and the Core Fund has experienced good longer term performance. The Directors concluded that the investment results that MFG had been able to achieve for each Fund were sufficient to support continuation of the subadvisory agreement.
Subadvisory Fees. The Board considered the subadvisory fee payable by Frontegra to MFG under the subadvisory agreement, noting that the subadvisory fee structure was negotiated at arm’s length prior to the companies becoming affiliated. The Board also considered that MFG has agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services. The Board determined that the subadvisory fee was appropriate. In evaluating the subadvisory fee, the Board noted that such amounts are paid by Frontegra and that, therefore, the overall advisory fee paid by the MFG Funds is not directly affected by the subadvisory fee.
Costs and Profitability. The Board considered information regarding the costs and profitability of MFG with respect to each Fund. The Board noted that the Sustainable Fund was not profitable to MFG and the Core Fund was profitable to MFG. The Board considered that MFG assumes certain payments to financial intermediaries on behalf of the MFG Funds by reimbursing Frontegra for such amounts. The Board also considered the financial condition of MFG’s parent company, Magellan Financial Group Limited, and determined it to be sound. The Board concluded that MFG’s current level of profitability for the Core Fund was reasonable. The Board did not consider MFG’s level of profitability from its relationship with the Sustainable Fund to be a material factor because the Fund was not profitable to MFG during the period presented.
Economies of Scale. Because the subadvisory fee is not paid by the MFG Funds, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as the MFG Funds’ assets increase.

22

Frontier Funds
BOARD OF DIRECTORS’ APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
(Unaudited) (Continued)
Benefits to MFG Asset Management. The Board considered information presented regarding any benefits to MFG from serving as subadviser to the MFG Funds (in addition to the subadvisory fee). The Board noted that MFG is under common control with Frontegra and thus indirectly benefits from the advisory fee paid to Frontegra. The Board noted that Frontier Partners, Inc., an affiliate of Frontegra, provides consulting and marketing services to MFG. The Board concluded that the benefits realized by MFG from its relationship with each Fund was reasonable.
On the basis of its review of the foregoing information, the Board found that the terms of the subadvisory agreement with MFG were fair and reasonable and in the best interests of the shareholders of each Fund.

23

Frontier Funds
A NOTE ON FORWARD-LOOKING STATEMENTS
This report includes forward-looking statements such as adviser, subadviser and/or portfolio manager predictions, opinions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on these statements include the accuracy of the adviser’s, subadvisers’ or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by an adviser, subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.
In addition, portfolio composition will change due to ongoing management of the Funds. Specific securities named in this report may not currently be owned by the applicable Fund, or the Fund’s position in the securities may have changed.
ADDITIONAL INFORMATION
Frontier Funds has adopted proxy voting policies and procedures that delegate to Frontegra the authority to vote proxies. The proxy voting policies permit Frontegra to delegate its authority to vote proxies to a Fund’s subadviser. A description of the Frontier Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov and the Funds’ website at www.frontiermutualfunds.com or by calling the Funds toll free at 1-888-825-2100.
The actual voting records relating to each Fund’s portfolio securities during the most recent twelve months ended June 30 are available without charge by calling the Funds toll free at 1-888-825-2100 or by accessing the SEC’s website at http://www.sec.gov.
Each Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. Part F of Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statements of Operations within Item 7(a) of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of Investment Advisory Contract information is included as part of the Financial Statements within Item 7(a) of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) The code of ethics that is the subject of the disclosure required by Item 2 is incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2018.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	September 4, 2024

By:	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer (Principal Financial Officer)

Date:	September 4, 2024